Calvert
Core Bond Fund
June 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.0%

Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$165	$ 160,417
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	663,641
Conn's Receivables Funding, LLC, Series 2021-A, Class A, 1.05%, 5/15/26(1)	157	156,194
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	986,542
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	407	390,985
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	733,441
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	431,641
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	200	179,047
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	427	413,079
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	144	125,728
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	208	201,135
Series 2021-3, Class B, 0.76%, 2/26/29(1)	178	172,244
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	230	226,510
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	1,118	1,039,343
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	163	140,729
Mosaic Solar Loans, LLC, Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,918	1,823,107
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	324	303,460
Ocwen Master Advance Receivables Trust, Series 2020-T1, Class A, 1.278%, 8/15/52(1)	475	474,121
OneMain Financial Issuance Trust:
Series 2020-1A, Class A, 3.84%, 5/14/32(1)	1,061	1,058,607
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,025	1,010,878
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	94,146
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	486	479,088
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	278	258,013
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,069,396
Pagaya AI Debt Selection Trust:
Series 2021-3, Class A, 1.15%, 5/15/29(1)	549	533,690
Series 2021-5, Class A, 1.53%, 8/15/29(1)	391	378,439
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	$133	$ 126,369
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	610	543,664
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 5.176%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	500	498,886
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	500	492,483
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	338	283,448
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	184	182,339
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	543,218
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	360	314,781
Sunnova Helios VII Issuer, LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	712	617,909
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	167	140,149
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	625	596,317
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	267	251,324
Theorem Funding Trust:
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	232	227,222
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	475	465,656
Vantage Data Centers Issuer, LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	125,447
Total Asset-Backed Securities (identified cost $19,634,351)		$18,912,833

Collateralized Mortgage Obligations — 2.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 2.676%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$108	$ 108,354
Series 2021-2A, Class M1A, 2.126%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	316	311,410
Series 2021-3A, Class A2, 1.926%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	150	148,208
Eagle Re, Ltd., Series 2021-1, Class M1A, 2.626%, (30-day average SOFR + 1.70%), 10/25/33(1)(3)	81	80,842
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2021-DNA3, Class M1, 1.676%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	115	112,892
Series 2022-DNA1, Class M1A, 2.512%, (30-day average SOFR + 1.00%), 1/25/42(1)(3)	2,250	2,175,044

Calvert
Core Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2022-DNA2, Class M1A, 2.226%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	$242	$ 237,217
Total Collateralized Mortgage Obligations (identified cost $3,208,402)		$ 3,173,967

Commercial Mortgage-Backed Securities — 5.4%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.244%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	$888	$ 872,811
Series 2021-VOLT, Class B, 2.274%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	522	491,904
Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	246	229,569
Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	180	168,865
Extended Stay America Trust:
Series 2021-ESH, Class A, 2.405%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	201	196,039
Series 2021-ESH, Class C, 3.025%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	306	296,809
Federal National Mortgage Association, Series 2018-M13, Class A2, 3.746%, 9/25/30(2)	797	808,485
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 2.474%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	678	660,453
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C, 2.675%, (1 mo. USD LIBOR + 1.35%), 4/15/38(1)(3)	435	413,766
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)(4)	191	189,209
Series 2017-CLS, Class B, 2.174%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(3)(4)	640	632,492
Series 2017-CLS, Class D, 2.724%, (1 mo. USD LIBOR + 1.40%), 11/15/34(1)(3)(4)	1,110	1,096,584
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(4)	1,247	1,204,379
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	410	348,894
VMC Finance, LLC, Series 2021-HT1, Class A, 3.262%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	310	297,685
Total Commercial Mortgage-Backed Securities (identified cost $8,206,564)		$7,907,944

Corporate Bonds — 30.6%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.1%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$204	$ 190,803
		$ 190,803
Communications — 2.1%
AT&T, Inc.:
3.50%, 9/15/53	$439	$ 333,502
3.80%, 12/1/57	664	514,354
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	569	451,993
Comcast Corp.:
2.887%, 11/1/51	644	460,902
4.25%, 1/15/33	503	494,837
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	219	187,087
SES S.A., 5.30%, 4/4/43(1)	130	110,957
T-Mobile USA, Inc.:
2.25%, 11/15/31(5)	367	298,214
2.55%, 2/15/31	145	122,162
2.625%, 4/15/26	106	96,393
		$3,070,401
Consumer, Cyclical — 1.9%
Aptiv PLC, 3.10%, 12/1/51	$935	$604,849
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32(5)	99	84,223
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	131	113,491
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	500	486,305
4.75%, 10/20/28(1)	138	130,464
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	684	455,656
Ferguson Finance PLC, 4.65%, 4/20/32(1)	1	944
General Motors Financial Co., Inc., 4.30%, 4/6/29	346	317,861
Home Depot, Inc. (The), 4.40%, 3/15/45	203	194,220
Hyatt Hotels Corp.:
1.30%, 10/1/23	94	91,071
1.80%, 10/1/24	39	36,895
Magallanes, Inc., 5.141%, 3/15/52(1)	241	202,599
		$2,718,578
Consumer, Non-cyclical — 2.0%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$304	$267,741
Block Financial, LLC, 3.875%, 8/15/30	437	393,452
Centene Corp., 4.625%, 12/15/29	312	291,856
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	220	171,184
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	175,596

Calvert
Core Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
CVS Health Corp., 4.30%, 3/25/28	$136	$ 134,696
CVS Pass-Through Trust, 6.036%, 12/10/28	161	165,517
Ford Foundation (The), 2.415%, 6/1/50(5)	270	193,122
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	217,830
Merck & Co., Inc., 2.45%, 6/24/50	222	156,286
Pfizer, Inc., 2.625%, 4/1/30	160	146,199
Royalty Pharma PLC, 3.55%, 9/2/50	462	323,508
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	283	223,785
		$2,860,772
Energy — 0.4%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	$717	$615,362
		$615,362
Financial — 16.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.875%, 8/14/24	$150	$143,014
3.50%, 1/15/25	218	208,409
6.50%, 7/15/25	495	507,194
Affiliated Managers Group, Inc., 3.30%, 6/15/30	244	220,734
Agree, L.P., 2.00%, 6/15/28	94	80,384
Air Lease Corp., 2.875%, 1/15/26	440	404,598
American National Group, Inc., 6.144%, 6/13/32(1)	250	247,949
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	300	263,497
Aon Corp., 2.80%, 5/15/30	336	294,040
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	316	298,272
Banco de Chile, 2.99%, 12/9/31(1)	200	167,372
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(6)	200	173,737
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	240	213,748
2.087% to 6/14/28, 6/14/29(6)	243	208,322
2.299% to 7/21/31, 7/21/32(6)	697	563,943
2.572% to 10/20/31, 10/20/32(6)	227	187,468
3.824% to 1/20/27, 1/20/28(6)	2,637	2,530,870
3.846% to 3/8/32, 3/8/37(6)	444	384,272
BankUnited, Inc., 5.125%, 6/11/30	310	300,573
Boston Properties, L.P., 2.45%, 10/1/33	725	557,790
Brookfield Finance, Inc., 4.70%, 9/20/47	485	425,853
Brown & Brown, Inc.:
2.375%, 3/15/31	32	25,364
4.20%, 3/17/32	40	36,458
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(6)	197	174,512
3.75%, 7/28/26	212	202,980
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Capital One Financial Corp.: (continued)
4.20%, 10/29/25	$300	$ 296,483
4.927% to 5/10/27, 5/10/28(6)	304	301,324
CI Financial Corp.:
3.20%, 12/17/30	280	219,222
4.10%, 6/15/51	308	200,044
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(6)	73	67,837
2.78%, (SOFR + 1.28%), 2/24/28(3)	368	353,274
3.785% to 3/17/32, 3/17/33(6)	345	311,147
4.00% to 12/10/25(6)(7)	415	360,013
4.125%, 7/25/28	300	288,080
5.316% to 3/26/40, 3/26/41(6)	647	651,240
Corporate Office Properties, L.P., 2.90%, 12/1/33	197	152,901
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	696	676,905
Extra Space Storage, L.P., 2.55%, 6/1/31	300	247,143
GA Global Funding Trust:
2.25%, 1/6/27(1)	553	495,101
2.90%, 1/6/32(1)(5)	738	614,060
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(6)	336	297,595
2.65% to 10/21/31, 10/21/32(6)	237	195,558
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	254	219,099
HSBC Holdings PLC, 4.755% to 6/9/27, 6/9/28(6)	276	268,561
Iron Mountain, Inc., 4.50%, 2/15/31(1)	310	254,200
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(6)	328	287,907
2.08%, (SOFR + 0.58%), 3/16/24(3)	141	139,352
2.68%, (SOFR + 1.18%), 2/24/28(3)	731	703,233
2.739% to 10/15/29, 10/15/30(6)	234	204,365
2.82%, (SOFR + 1.32%), 4/26/26(3)	267	262,914
4.493% to 3/24/30, 3/24/31(6)	499	487,887
4.586% to 4/26/32, 4/26/33(6)	111	109,144
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	695	535,879
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(6)	246	195,327
3.624%, 6/3/30(1)	554	483,701
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	600	581,616
Principal Financial Group, Inc., 4.625%, 9/15/42	308	286,405
Radian Group, Inc., 4.875%, 3/15/27	265	237,897
Sabra Health Care, L.P., 3.20%, 12/1/31	305	242,391
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(6)	255	243,665
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(6)	200	188,697
1.456% to 1/14/26, 1/14/27(1)(6)	243	214,584

Calvert
Core Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Standard Chartered PLC: (continued)
1.822% to 11/23/24, 11/23/25(1)(6)	$200	$ 185,369
Stifel Financial Corp., 4.00%, 5/15/30	235	218,580
Sun Communities Operating, L.P., 4.20%, 4/15/32	259	235,806
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(6)	373	361,968
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(6)	365	352,905
Truist Financial Corp., 5.10% to 3/1/30(5)(6)(7)	232	211,120
UBS AG, 1.25%, 6/1/26(1)	236	209,964
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	495	393,522
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(6)	338	323,648
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	244	196,753
		$23,385,739
Government - Multinational — 3.4%
Asian Development Bank, 3.125%, 9/26/28	$291	$289,273
European Bank for Reconstruction & Development, 1.50%, 2/13/25	305	292,917
European Investment Bank:
1.625%, 5/13/31	585	518,996
2.375%, 5/24/27	860	831,070
2.875%, 6/13/25(1)	1,942	1,931,254
Inter-American Development Bank, 0.875%, 4/3/25	241	226,673
International Bank for Reconstruction & Development, 3.125%, 11/20/25	861	861,364
		$4,951,547
Government - Regional — 0.4%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$600	$568,661
		$568,661
Industrial — 0.8%
Jabil, Inc., 3.60%, 1/15/30	$376	$335,232
Owens Corning, 3.95%, 8/15/29	519	481,928
Valmont Industries, Inc., 5.00%, 10/1/44	350	320,309
		$1,137,469
Technology — 1.1%
Apple, Inc., 3.45%, 2/9/45	$400	$348,775
DXC Technology Co., 2.375%, 9/15/28	104	89,595
HP, Inc., 4.00%, 4/15/29	195	182,867
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	237	199,678
2.70%, 10/15/28(1)	646	515,119
Seagate HDD Cayman, 5.75%, 12/1/34(5)	316	278,649
		$1,614,683
Security	Principal Amount (000's omitted)	Value
Utilities — 2.4%
AES Corp. (The), 2.45%, 1/15/31	$386	$ 310,835
American Water Capital Corp.:
2.30%, 6/1/31	193	163,677
3.75%, 9/1/47	658	548,902
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	350,745
Enel Finance International N.V., 1.375%, 7/12/26(1)	201	176,619
MidAmerican Energy Co., 4.25%, 7/15/49	757	704,093
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	219	190,639
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	620	575,316
Northern States Power Co., 2.60%, 6/1/51	317	223,920
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	214,374
		$3,459,120
Total Corporate Bonds (identified cost $50,338,214)		$44,573,135

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$250	$ 231,910
Total High Social Impact Investments (identified cost $250,000)		$ 231,910

Preferred Stocks — 0.2%

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%(5)	16,400	$ 304,548
Total Preferred Stocks (identified cost $410,000)		$ 304,548

Sovereign Government Bonds — 1.0%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$934	$ 856,089
1.75%, 9/14/29	635	579,386
Total Sovereign Government Bonds (identified cost $1,561,921)		$ 1,435,475

Calvert
Core Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 2.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.7%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,092,260
		$ 1,092,260
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$155	$ 136,428
3.034%, 6/1/34	110	95,643
		$ 232,071
Water and Sewer — 1.4%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$559,251
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	144,961
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,530	1,354,784
		$2,058,996
Total Taxable Municipal Obligations (identified cost $3,929,460)		$3,383,327

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 146,092
3.485%, 8/1/35	85	86,890
3.585%, 8/1/37	150	158,625
Total U.S. Government Agencies and Instrumentalities (identified cost $413,818)		$ 391,607

U.S. Government Agency Mortgage-Backed Securities — 9.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	$268	$ 251,663
Federal National Mortgage Association:
3.50%, 30-Year, TBA(10)	5,577	5,362,414
4.00%, 30-Year, TBA(10)	6,400	6,309,997
4.50%, 30-Year, TBA(10)	1,235	1,239,728
Pool #FM6803, 2.00%, 4/1/51	182	158,786
Pool #FM7023, 3.00%, 7/1/49	166	156,786
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	$254	$ 231,678
Pool #CB8629, 2.50%, 4/20/51	366	333,030
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $14,303,619)		$ 14,044,082

U.S. Treasury Obligations — 41.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$375	$ 247,009
1.875%, 2/15/41	347	272,293
1.875%, 11/15/51	442	331,776
2.00%, 11/15/41	3,812	3,028,654
2.00%, 2/15/50	355	275,264
2.00%, 8/15/51	150	115,998
2.25%, 2/15/52	1,115	918,123
2.375%, 2/15/42	2,979	2,527,030
3.25%, 5/15/42(11)	1,000	976,250
U.S. Treasury Notes:
0.125%, 12/31/22	2,287	2,260,015
0.25%, 3/15/24	7,515	7,176,531
0.375%, 11/30/25	6,184	5,649,938
0.375%, 12/31/25	811	739,198
0.375%, 9/30/27	67	58,289
0.75%, 12/31/23	675	653,102
0.875%, 1/31/24	5,725	5,540,727
0.875%, 11/15/30	41	34,627
1.00%, 7/31/28	266	235,296
1.125%, 2/29/28	1,068	960,532
1.25%, 3/31/28	476	430,111
1.25%, 4/30/28	65	58,642
1.25%, 6/30/28	375	337,397
1.375%, 10/31/28	198	178,548
1.375%, 11/15/31	171	148,343
1.50%, 1/31/27	626	584,564
1.875%, 2/28/27	100	94,932
1.875%, 2/15/32	1,266	1,147,115
2.106%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24(3)	1,338	1,339,459
2.50%, 4/30/24	8,421	8,348,796
2.75%, 4/30/27	9,146	9,023,458
2.875%, 4/30/29	1,645	1,626,079

Calvert
Core Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.875%, 5/15/32	$4,584	$ 4,532,552
Total U.S. Treasury Obligations (identified cost $61,465,581)		$ 59,850,648

Short-Term Investments — 1.5%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(12)	1,681,421	$ 1,681,421
Total Affiliated Fund (identified cost $1,681,421)		$ 1,681,421
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(13)	578,361	$ 578,361
Total Securities Lending Collateral (identified cost $578,361)		$ 578,361
Total Short-Term Investments (identified cost $2,259,782)		$ 2,259,782
Total Investments — 107.3% (identified cost $165,981,712)		$156,469,258
Other Assets, Less Liabilities — (7.3)%		$(10,712,255)
Net Assets — 100.0%		$145,757,003

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $41,167,227 or 28.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $763,660 and the total market value of the collateral received by the Fund was $791,992, comprised of cash of $578,361 and U.S. government and/or agencies securities of $213,631.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	May be deemed to be an affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $231,910, which represents 0.1% of the net assets of the Fund as of June 30, 2022.
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(11)	When-issued security.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(13)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra 10-Year Treasury Note	26	Long	9/21/22	$3,311,750	$86,499
U.S. Ultra-Long Treasury Bond	4	Long	9/21/22	617,375	(2,036)
U.S. Ultra 10-Year Treasury Note	(2)	Short	9/21/22	(254,750)	(1,847)
U.S. Ultra-Long Treasury Bond	(1)	Short	9/21/22	(154,344)	4,061
					$86,677

Calvert
Core Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$250,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $5,035,995, which represents 3.5% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$191,061	$ —	$ —	$ —	$ (1,704)	$ 189,209	$ 1,523	$ 191,000
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 2.174%, (1 mo. USD LIBOR + 0.85%), 11/15/34	—	635,600	—	—	(3,113)	632,492	802	640,000
Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 2.724%, (1 mo. USD LIBOR + 1.40%), 11/15/34	—	1,096,125	—	—	420	1,096,584	1,260	1,110,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36	—	1,358,010	(167,350)	—	13,519	1,204,379	3,551	1,246,791
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	245,707	—	—	—	(13,797)	231,910	2,813	250,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	661,732	58,546,360	(59,208,981)	955	(66)	—	3,298	—
Liquidity Fund, Institutional Class(2)	—	45,895,223	(44,213,802)	—	—	1,681,421	11,521	1,681,421
Total				$955	$(4,741)	$5,035,995	$24,768

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Core Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$18,912,833	$ —	$18,912,833
Collateralized Mortgage Obligations	—	3,173,967	—	3,173,967
Commercial Mortgage-Backed Securities	—	7,907,944	—	7,907,944
Corporate Bonds	—	44,573,135	—	44,573,135
High Social Impact Investments	—	231,910	—	231,910
Preferred Stocks	304,548	—	—	304,548
Sovereign Government Bonds	—	1,435,475	—	1,435,475
Taxable Municipal Obligations	—	3,383,327	—	3,383,327
U.S. Government Agencies and Instrumentalities	—	391,607	—	391,607
U.S. Government Agency Mortgage-Backed Securities	—	14,044,082	—	14,044,082
U.S. Treasury Obligations	—	59,850,648	—	59,850,648
Short-Term Investments:
Affiliated Fund	1,681,421	—	—	1,681,421
Securities Lending Collateral	578,361	—	—	578,361
Total Investments	$2,564,330	$153,904,928	$ —	$156,469,258
Futures Contracts	$90,560	$ —	$ —	$90,560
Total	$2,654,890	$153,904,928	$ —	$156,559,818
Liability Description
Futures Contracts	$(3,883)	$ —	$ —	$(3,883)
Total	$(3,883)	$ —	$ —	$(3,883)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.